Selected Statement of Operations Data - Financial Expenses, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Interest in respect of bank deposits and marketable securities	$ 1,157	$ 665	$ 646
Interest in respect of term loans	2,432	8,061	17,866
Charges associated with the retirement of the JPMorgan Credit Agreement (mainly deferred financing costs)		6,228
Costs relating to factoring of letters of credits and promissory notes	1,143	447	209
Marketable securities and bonds premium/discount amortization	57	18	136
Foreign currencies exchange loss - net	2,074	5,990	5,115
Bank charges and other	986	963	905
Total expenses	6,692	21,707	24,231
Income (Expense)	$ (5,535)	$ (21,042)	$ (23,585)